MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND          Two World Trade Center

LETTER TO THE SHAREHOLDERS August 31, 2000              New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended August 31, 2000, inflation moderated while growth in the economy continued to be robust. A confluence of events in March and April raised concerns about a slowdown in the deployment of new technology, which in turn led to a sharp correction in the Nasdaq and new-economy stocks. First, the Department of Justice moved to split up Microsoft to prevent it from using its monopoly power to restrain competition. Second, President Clinton spoke of potential controls that might be applied on the patenting of intellectual property in genomics. The Federal Reserve Board raised the federal funds rate a total of 75 basis points during the first half of this period, prompted by continued evidence that the economy was on the verge of overheating. In the latter half of this period, the economy began to show signs of decelerating, as retail sales, construction spending and employment registered weaker numbers than expected. With the Federal Reserve Board keeping rates unchanged at the most recent meeting of the Federal Open Market Committee, we are optimistic that the economy will achieve a soft landing.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended August 31, 2000, Morgan Stanley Dean Witter Small Cap Growth Fund's Class B shares returned -12.00 percent, compared to -6.38 percent for the Russell 2000 Index.(1) During the same period, the Fund's Class A, C and D shares returned -11.78 percent, -12.10 percent and -11.66 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
(1) The Russell 2000 Index is a capitalization-weighted index, which is comprised of the 2,000 smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

As of August 31, 2000, the Fund was fully invested, with 35 percent of the portfolio allocated to technology stocks, 29 percent to services and 12 percent to consumer issues. The Fund's overweighting of technology stocks contributed to its underperformance of its benchmark during the six-month period under review.

According to TCW Investment Management Company, the Fund's sub-advisor, the portfolio management team follows a strict research-driven, bottom-up discipline, regardless of how positive or negative the short-term direction of the market. The companies in which the Fund invests typically trade at high multiples, making them particularly sensitive to changes in interest rates. During periods of potential increases in the level of interest rates, such as this past spring, the Fund's strategy can result in short-term losses. TCW believes that over a reasonable period of time investment returns are driven by earnings. This is why the sub-advisor remains focused on analyzing the potential for earnings growth and not trying to foretell the short-term direction of macroeconomic measures such as interest rates. When market direction improves, TCW believes that the highest-quality companies with the most favorable earnings prospects will recover first and to the greatest extent, as was the case in June and August.

LOOKING AHEAD

Going forward, we believe that the outlook for the financial markets and the economy is favorable. As inflation seems poised to remain low, we believe that the strength in the economy has finally begun to wane as well. Because of these developments, we do not anticipate that we will see further interest-rate tightening in the near future.

We appreciate your ongoing support of Morgan Stanley Dean Witter Small Cap Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

FUND PERFORMANCE August 31, 2000

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
-----------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      108.28%(1) 97.34%(2)
Since Inception (7/28/97)    46.89%(1) 44.35%(2)

                CLASS C SHARES+
-----------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      106.67%(1) 105.67%(2)
Since Inception (7/28/97)    45.77%(1)  45.77%(2)

               CLASS B SHARES**
-----------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      107.31%(1) 102.31%(2)
5 Years                      34.42%(1)  34.30%(2)
Since Inception (8/2/93)     28.30%(1)  28.30%(2)

               CLASS D SHARES++
-----------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      108.84%(1)
Since Inception (7/28/97)    47.23%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CSDC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited)

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            COMMON STOCKS (95.5%)
            Advertising/Marketing Services (0.8%)
 236,000    LifeMinders, Inc.*.........  $    7,080,000
 148,300    MyPoints.com, Inc.*........       2,020,587
                                         --------------
                                              9,100,587
                                         --------------

            Biotechnology (8.7%)
 438,800    Alkermes, Inc.*............      20,294,500
  40,400    Applied Molecular
             Evolution*................       1,300,375
 186,200    Arena Pharmaceuticals,
             Inc.*.....................       8,611,750
  95,500    Aurora Biosciences
             Corp.*....................       6,529,812
  91,800    Celgene Corp.*.............       6,793,200
  98,000    Emisphere Technologies,
             Inc.*.....................       3,234,000
 210,600    ImClone Systems, Inc.*.....      20,296,575
 122,700    Lexicon Genetics Inc.*.....       4,079,775
 138,000    Medarex, Inc.*.............      15,249,000
  86,000    Protein Design Labs,
             Inc.*.....................       6,536,000
 178,900    Titan Pharmaceuticals,
             Inc.*.....................       8,397,119
                                         --------------
                                            101,322,106
                                         --------------
            Broadcasting (4.1%)
 117,600    Citadel Communications
             Corp.*....................       2,410,800
 475,800    Cox Radio, Inc. (Class
             A)*.......................       9,902,587
 200,800    Emmis Broadcasting Corp.
             (Class A)*................       6,588,750
  87,500    Entercom Communications
             Corp.*....................       3,614,844
  87,400    Entravision Communications
             Corp. (Class A)*..........       1,731,612
 217,000    Radio One, Inc.*...........       4,570,562
 434,000    Radio One, Inc. (Class
             D)*.......................       7,622,125
 369,200    Spanish Broadcasting
             System, Inc. (Class A)*...       3,715,075
 271,400    Westwood One, Inc.*........       7,548,312
                                         --------------
                                             47,704,667
                                         --------------
            Cable/Satellite TV (0.9%)
 316,500    Mediacom Communications
             Corp.*....................       4,505,180
 116,400    Pegasus Communications
             Corp.*....................       5,790,900
                                         --------------
                                             10,296,080
                                         --------------

            Commercial Printing/Forms (0.1%)
 261,100    iPrint.com, Inc.*..........         913,850
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Computer Communications (1.8%)
  71,700    Alteon Websystems, Inc.*...  $   10,611,600
  66,300    CacheFlow Inc.*............       7,251,562
  71,400    Cobalt Networks, Inc.*.....       3,543,225
                                         --------------
                                             21,406,387
                                         --------------

            Consumer Sundries (0.0%)
  17,100    Oakley, Inc.*..............         289,631
                                         --------------

            Data Processing Services (2.1%)
 549,480    CSG Systems International,
             Inc.*.....................      24,829,627
                                         --------------

            Discount Stores (0.3%)
  96,412    Dollar Tree Stores,
             Inc.*.....................       3,910,712
                                         --------------

            Electrical Products (1.5%)
 106,300    Active Power, Inc.*........       7,467,575
 102,800    Capstone Turbine Corp.*....       9,489,725
                                         --------------
                                             16,957,300
                                         --------------

            Electronic Equipment/Instruments (7.7%)
 576,200    Gemstar-TV Guide
             International, Inc.*......      52,002,050
 350,900    Macrovision Corp.*.........      37,414,712
                                         --------------
                                             89,416,762
                                         --------------

            Electronic Production Equipment (1.1%)
  80,200    Cymer, Inc.*...............       3,684,187
  35,200    GaSonics International
             Corp.*....................         844,800
 153,400    Varian Semiconductor
             Equipment Associates,
             Inc.*.....................       8,762,975
                                         --------------
                                             13,291,962
                                         --------------

            Engineering & Construction (0.3%)
 148,500    Spectrasite Holdings,
             Inc.*.....................       3,480,469
                                         --------------

            Information Technology Services (1.2%)
 381,500    McAfee.com Corp.*..........      10,038,219
 197,400    Predictive Systems,
             Inc.*.....................       3,923,325
                                         --------------
                                             13,961,544
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
             Internet Software/Services (24.0%)
  204,300    About.com, Inc.*...........  $    8,912,587
  150,100    Agile Software Co.*........      10,422,569
  175,000    Critical Path, Inc.*.......      13,518,750
   92,400    Digex, Inc.*...............       7,825,125
  253,100    eLoyalty Corp.*............       3,448,487
1,243,800   Exodus Communications,
              Inc.*.....................      85,122,562
  180,500    Extensity, Inc.*...........       4,061,250
  245,500    GoTo.com, Inc.*............       4,572,437
  373,000    InfoSpace.com, Inc.*.......      14,547,000
  201,000    Interwoven, Inc.*..........      19,296,000
   27,500    NaviSite, Inc.*............       1,323,437
  156,700    Proxicom, Inc.*............       3,790,181
  150,600    Quest Software, Inc.*......       7,774,725
  384,024    Razorfish, Inc. (Class
              A)*.......................       4,848,303
  112,800    Scient Corp.*..............       3,052,650
  178,100    Selectica Inc. *...........       8,493,144
   62,100    Software.com, Inc.*........       9,039,431
  146,700    Support.com, Inc.*.........       4,549,992
   77,600    Verio Inc.*................       4,651,150
  167,900    VeriSign, Inc.*............      33,391,112
  159,600    Versata, Inc.*.............       3,980,025
  205,000    Viant Corp.*...............       2,844,375
  253,100    WebEx Communications,
              Inc.*.....................      14,015,413
   60,130    webMethods, Inc.*..........       6,460,217
                                          --------------
                                             279,940,922
                                          --------------

             Investment Banks/Brokers (0.1%)
   78,600    E*TRADE Group, Inc.*.......       1,395,150
                                          --------------
             Medical Distributors (1.7%)
  232,500    Andrx Corp.*...............      20,227,500
                                          --------------

              Miscellaneous Commercial Services (4.3%)
 102,000    CheckFree Corp.*...........       5,284,875
 225,500    Corporate Executive
             Board Co.*................      16,010,500
 492,450    Dendrite International,
             Inc.*.....................      13,080,703
  69,900    Diamond Technology
             Partners, Inc.*...........       4,460,494
 472,300    HotJobs.com, Ltd.*.........       9,003,219
  70,300    Saba Software, Corp.*......       2,012,338
                                         --------------
                                             49,852,129
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Packaged Software (16.6%)
  49,100    E.piphany, Inc.*...........  $    5,106,400
 410,500    HNC Software, Inc.*........      22,333,766
 106,400    Informatica Corp.*.........      10,640,000
 164,100    Mercury Interactive
             Corp.*....................      20,050,969
 210,300    Micromuse Inc.*............      31,939,313
 380,000    Peregine Systems, Inc.*....      12,136,250
 322,600    Siebel Systems, Inc.*......      63,814,313
 128,300    SmartForce PLC (ADR)
             (Ireland)*................       6,671,600
 202,200    TIBCO Software, Inc.*......      20,611,763
                                         --------------
                                            193,304,374
                                         --------------

            Pharmaceuticals: Other (0.4%)
  49,800    United Therapeutics
             Corp.*....................       4,300,697
                                         --------------

            Semiconductors (10.6%)
  90,000    Exar Corp.*................      10,856,250
 275,600    Maxim Integrated Products,
             Inc.*.....................      24,166,675
 429,000    Micrel, Inc.*..............      32,791,688
 275,800    Semtech Corp.*.............      32,665,063
 326,800    Silicon Image, Inc.*.......      12,009,900
 188,900    TranSwitch Corp.*..........      11,369,419
                                         --------------
                                            123,858,995
                                         --------------

            Services to the Health Industry (0.6%)
 128,200    TriZetto Group, Inc.
             (The)*....................       1,314,050
 385,300    Ventiv Health, Inc.*.......       5,153,388
                                         --------------
                                              6,467,438
                                         --------------

            Specialty Stores (1.6%)
 227,750    Cost Plus, Inc.*...........       7,658,094
 425,100    Linens 'N Things, Inc.*....      11,477,700
                                         --------------
                                             19,135,794
                                         --------------

            Specialty Telecommunications (0.4%)
 356,500    Network Plus Corp.*........       4,077,469
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Telecommunication Equipment (4.6%)
 252,100    Netro Corp.*...............  $   20,829,763
 119,800    Polycom, Inc.*.............      13,462,525
  47,400    Powerwave Technologies,
             Inc.*.....................       2,281,125
  63,300    Sonus Networks Inc.*.......      10,531,538
  85,800    Virata Corp.*..............       5,898,750
                                         --------------
                                             53,003,701
                                         --------------
            TOTAL COMMON STOCKS
            (Cost $585,949,657)........   1,112,445,853
                                         --------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENTS (4.4%)
            U.S. GOVERNMENT AGENCY (a) (3.0%)
$ 35,000    Federal Farm Credit Bank
             6.37% due 09/01/00 - 09/12/00
             (Cost $34,980,536)........      34,980,536
                                         --------------

            REPURCHASE AGREEMENT (1.4%)
  16,805    The Bank of New York 6.438%
             due 09/01/00 (dated 08/31/00;
             proceeds $16,808,321)(b)
            (Cost $16,805,316).........      16,805,316
                                         --------------

            TOTAL SHORT-TERM INVESTMENTS
            (Cost $51,785,852).........      51,785,852
                                         --------------


                                            VALUE
------------------------------------------------------


TOTAL INVESTMENTS
(Cost $637,735,509) (c)......   99.9%   $1,164,231,705
                                        --------------


OTHER ASSETS IN EXCESS OF
LIABILITIES....................  0.1           979,359
                                ----    --------------


NET ASSETS...................  100.0%   $1,165,211,064
                                ====    ==============


---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $13,020,210 U.S. Treasury Bond
     8.75% due 09/01/17 valued at $17,144,652.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $593,430,126 and the aggregate gross unrealized depreciation is $66,933,930, resulting in net unrealized appreciation of $526,496,196.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $637,735,509)........................................  $1,164,231,705
Receivable for:
    Shares of beneficial interest sold......................       4,168,804
    Investments sold........................................          99,923
Prepaid expenses and other assets...........................         182,113
                                                              --------------
    TOTAL ASSETS............................................   1,168,682,545
                                                              --------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............       1,128,210
    Investment management fee...............................         871,941
    Investments purchased...................................         750,620
    Plan of distribution fee................................         636,566
Payable to bank.............................................              94
Accrued expenses and other payables.........................          84,050
                                                              --------------
    TOTAL LIABILITIES.......................................       3,471,481
                                                              --------------
    NET ASSETS..............................................  $1,165,211,064
                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $  576,643,278
Net unrealized appreciation.................................     526,496,196
Accumulated net investment loss.............................      (7,279,061)
Accumulated undistributed net realized gain.................      69,350,651
                                                              --------------
    NET ASSETS..............................................  $1,165,211,064
                                                              ==============
CLASS A SHARES:
Net Assets..................................................     $49,468,069
Shares Outstanding (unlimited authorized, $.01 par value)...         928,377
    NET ASSET VALUE PER SHARE...............................          $53.28
                                                                      ======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........          $56.23
                                                                      ======
CLASS B SHARES:
Net Assets..................................................  $1,030,004,856
Shares Outstanding (unlimited authorized, $.01 par value)...      19,757,364
    NET ASSET VALUE PER SHARE...............................          $52.13
                                                                      ======
CLASS C SHARES:
Net Assets..................................................     $38,069,505
Shares Outstanding (unlimited authorized, $.01 par value)...         733,263
    NET ASSET VALUE PER SHARE...............................          $51.92
                                                                      ======
CLASS D SHARES:
Net Assets..................................................     $47,668,634
Shares Outstanding (unlimited authorized, $.01 par value)...         887,754
    NET ASSET VALUE PER SHARE...............................          $53.70
                                                                      ======

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS
For the six months ended August 31, 2000 (unaudited)
NET INVESTMENT LOSS:
INTEREST INCOME.............................................  $   1,795,709
                                                              -------------

EXPENSES
Investment management fee...................................      4,977,375
Plan of distribution fee (Class A shares)...................         48,058
Plan of distribution fee (Class B shares)...................      3,290,752
Plan of distribution fee (Class C shares)...................        152,143
Transfer agent fees and expenses............................        411,108
Registration fees...........................................         90,907
Shareholder reports and notices.............................         32,156
Professional fees...........................................         31,580
Custodian fees..............................................         28,649
Trustees' fees and expenses.................................          6,472
Other.......................................................          5,570
                                                              -------------

    TOTAL EXPENSES..........................................      9,074,770
                                                              -------------

    NET INVESTMENT LOSS.....................................     (7,279,061)
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................     69,350,663
Net change in unrealized appreciation.......................   (204,283,904)
                                                              -------------

    NET LOSS................................................   (134,933,241)
                                                              -------------

NET DECREASE................................................  $(142,212,302)
                                                              =============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX      FOR THE YEAR
                                                       MONTHS ENDED         ENDED
                                                     AUGUST 31, 2000   FEBRUARY 29, 2000
----------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.................................  $   (7,279,061)   $   (8,107,048)
Net realized gain...................................      69,350,663        78,386,411
Net change in unrealized appreciation...............    (204,283,904)      586,436,265
                                                      --------------    --------------

    NET INCREASE (DECREASE).........................    (142,212,302)      656,715,628
                                                      --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares......................................      (1,366,683)         (866,302)
Class B shares......................................     (31,884,459)      (42,219,798)
Class C shares......................................      (1,117,170)         (700,263)
Class D shares......................................      (1,144,808)         (241,781)
                                                      --------------    --------------

    TOTAL DISTRIBUTIONS.............................     (35,513,120)      (44,028,144)
                                                      --------------    --------------

Net increase from transactions in shares of
 beneficial interest................................     185,889,487       216,745,881
                                                      --------------    --------------

    NET INCREASE....................................       8,164,065       829,433,365

NET ASSETS:
Beginning of period.................................   1,157,046,999       327,613,634
                                                      --------------    --------------
    END OF PERIOD
    (Including a net investment loss of $7,279,061
    and $0, respectively)...........................  $1,165,211,064    $1,157,046,999
                                                      ==============    ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Small Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other equity securities of lesser known, smaller capitalization domestic and foreign companies. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued

or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rates to the net assets of

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1.5 billion and effective May 1, 2000, the Agreement was amended to reduce the annual rate to 0.95% of the portion of daily net assets in excess of $1.5 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charged has been imposed or waived: or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled
$23,363,720 at          August 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors, and other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2000 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,208, $422,353 and $18,953, respectively and received $166,305 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2000 aggregated $351,725,844 and $187,640,816, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                      FOR THE YEAR
                                                                     MONTHS ENDED                        ENDED
                                                                   AUGUST 31, 2000                 FEBRUARY 29, 2000
                                                              --------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT             SHARES        AMOUNT
                                                              ----------   -------------       ----------   -------------
CLASS A SHARES
Sold........................................................     561,721   $  28,526,504          766,650   $  31,657,246
Reinvestment of distributions...............................      27,727       1,233,572           15,880         681,495
Redeemed....................................................    (248,349)    (11,645,393)        (301,186)    (11,411,879)
                                                              ----------   -------------       ----------   -------------
Net increase - Class A......................................     341,099      18,114,683          481,344      20,926,862
                                                              ----------   -------------       ----------   -------------
CLASS B SHARES
Sold........................................................   4,910,923     249,978,261        6,818,323     290,417,722
Reinvestment of distributions...............................     678,798      29,575,215        1,001,566      39,002,595
Redeemed....................................................  (3,210,413)   (152,090,307)      (4,560,472)   (164,702,676)
                                                              ----------   -------------       ----------   -------------
Net increase - Class B......................................   2,379,308     127,463,169        3,259,417     164,717,641
                                                              ----------   -------------       ----------   -------------
CLASS C SHARES
Sold........................................................     373,821      19,424,985          448,998      19,262,241
Reinvestment of distributions...............................      24,451       1,061,408           15,410         636,670
Redeemed....................................................    (132,008)     (6,133,880)        (113,941)     (4,688,431)
                                                              ----------   -------------       ----------   -------------
Net increase - Class C......................................     266,264      14,352,513          350,467      15,210,480
                                                              ----------   -------------       ----------   -------------
CLASS D SHARES
Sold........................................................     635,267      31,914,028          839,942      38,399,999
Reinvestment of distributions...............................      21,558         966,017            4,367         205,983
Redeemed....................................................    (110,859)     (6,920,923)        (503,074)    (22,715,084)
                                                              ----------   -------------       ----------   -------------
Net increase - Class D......................................     545,966      25,959,122          341,235      15,890,898
                                                              ----------   -------------       ----------   -------------
Net increase in Fund........................................   3,532,637   $ 185,889,487        4,432,463   $ 216,745,881
                                                              ==========   =============       ==========   =============

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                     MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    AUGUST 31, 2000   FEBRUARY 29, 2000   FEBRUARY 28, 1999   FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $62.72             $23.13             $21.18              $18.12
                                                         ------             ------             ------              ------

Income (loss) from investment operations:
 Net investment loss..............................        (0.25)             (0.41)             (0.29)              (0.15)
 Net realized and unrealized gain (loss)..........        (7.48)             42.93               2.24                3.21
                                                         ------             ------             ------              ------

Total income (loss) from investment operations....        (7.73)             42.52               1.95                3.06
                                                         ------             ------             ------              ------

Less distributions from net realized gain.........        (1.71)             (2.93)                --                  --
                                                         ------             ------             ------              ------

Net asset value, end of period....................       $53.28             $62.72             $23.13              $21.18
                                                         ======             ======             ======              ======

TOTAL RETURN+.....................................       (11.78)%(1)        191.77 %             9.21 %             16.89 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         1.37 %(2)(3)       1.40 %(3)          1.50 %(3)           1.52 %(2)

Net investment loss...............................        (1.01)%(2)(3)      (1.13)%(3)         (1.40)%(3)          (1.32)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........      $49,468            $36,835             $2,450                $276

Portfolio turnover rate...........................           20 %(1)            59 %               51 %                61 %

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

                                          FOR THE SIX                 FOR THE YEAR ENDED FEBRUARY 28,
                                         MONTHS ENDED      ------------------------------------------------------
                                       AUGUST 31, 2000++    2000*++      1999++    1998**++     1997      1996*
-----------------------------------------------------------------------------------------------------------------
                                          (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..............................         $61.57           $22.84     $21.08     $15.73     $16.24      $9.90
                                              ------           ------     ------     ------     ------     ------

Income (loss) from investment
 operations:
 Net investment loss.................          (0.36)           (0.55)     (0.43)     (0.37)     (0.26)     (0.19)
 Net realized and unrealized gain
   (loss)............................          (7.37)           42.21       2.19       5.72      (0.25)      6.53
                                              ------           ------     ------     ------     ------     ------

Total income (loss) from investment
 operations..........................          (7.73)           41.66       1.76       5.35      (0.51)      6.34
                                              ------           ------     ------     ------     ------     ------

Less distributions from net realized
 gain................................          (1.71)           (2.93)        --         --         --         --
                                              ------           ------     ------     ------     ------     ------

Net asset value, end of period.......         $52.13           $61.57     $22.84     $21.08     $15.73     $16.24
                                              ======           ======     ======     ======     ======     ======

TOTAL RETURN+........................         (12.00)%(1)      190.41%      8.35%     34.01%     (3.14)%    64.04%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................           1.85 %(2)(3)     1.85%(3)   2.18%(3)   2.25%      2.15%      2.32%

Net investment loss..................          (1.49)%(2)(3)    (1.58)%(3) (2.08)%(3) (2.05)%    (1.70)%    (1.75)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................     $1,030,005       $1,069,967   $322,489   $340,665   $268,783   $153,366

Portfolio turnover rate..............             20 %(1)          59%        51%        61%        42%        52%

---------------------
 *  Year ended February 29.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

                                                                                                               FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                     MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    AUGUST 31, 2000   FEBRUARY 29, 2000   FEBRUARY 28, 1999   FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..............      $61.40             $22.85              $21.08              $18.12
                                                        ------             ------              ------              ------

Income (loss) from investment operations:
 Net investment loss..............................       (0.42)             (0.70)              (0.45)              (0.24)
 Net realized and unrealized gain (loss)..........       (7.35)             42.18                2.22                3.20
                                                        ------             ------              ------              ------

Total income (loss) from investment operations....       (7.77)             41.48                1.77                2.96
                                                        ------             ------              ------              ------

Less distributions from net realized gain.........       (1.71)             (2.93)                 --                  --
                                                        ------             ------              ------              ------

Net asset value, end of period....................      $51.92             $61.40              $22.85              $21.08
                                                        ======             ======              ======              ======

TOTAL RETURN+.....................................      (12.10)%(1)        189.51 %              8.35 %             16.39 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................        2.12 %(2)(3)       2.18 %(3)          2.26 %(3)           2.29 %(2)

Net investment loss...............................       (1.76)%(2)(3)       1.91)%(3)         (2.16)%(3)          (2.10)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $38,070            $28,675              $2,662                $923

Portfolio turnover rate...........................          20 %(1)            59 %                51 %                61 %

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

                                                                                                               FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                     MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    AUGUST 31, 2000   FEBRUARY 29, 2000   FEBRUARY 28, 1999   FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..............      $63.11             $23.20              $21.21              $18.12
                                                        ------             ------              ------              ------

Income (loss) from investment operations:
 Net investment loss..............................       (0.19)             (0.35)              (0.24)              (0.12)
 Net realized and unrealized gain (loss)..........       (7.51)             43.19                2.23                3.21
                                                        ------             ------              ------              ------

Total income (loss) from investment operations....       (7.70)             42.84                1.99                3.09
                                                        ------             ------              ------              ------

Less distributions from net realized gain.........       (1.71)             (2.93)                 --                  --
                                                        ------             ------              ------              ------

Net asset value, end of period....................      $53.70             $63.11              $23.20              $21.21
                                                        ======             ======              ======              ======

TOTAL RETURN+.....................................      (11.66)%(1)        192.59 %              9.38 %             17.05 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................        1.12 %(2)(3)       1.18 %(3)           1.26 %(3)           1.27 %(2)

Net investment loss...............................       (0.76)%(2)(3)      (0.91)%(3)          (1.16)%(3)          (1.10)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $47,669            $21,570                 $13                 $12

Portfolio turnover rate...........................          20 %(1)            59 %                51 %                61 %

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audit for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Christopher J. Ainley
Vice President

Charles Larsen
Vice President

Douglas S. Forman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISER
----------------------------------
TCW Investment Management Company
805 South Fiqueroa Street, Suite 1800
Los Angeles, CA 90017

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
SMALL CAP
GROWTH FUND

[PHOTO]


SEMIANNUAL REPORT
AUGUST 31, 2000